Franked Investment Income Group Litigation order - additional information (Details) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026 GBP (£) CorporateGroup	Dec. 31, 2027 GBP (£)	Dec. 31, 2026 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2015 GBP (£) payment
FII GLO
Gains Losses On Litigation Settlements [Line Items]
Adjusting tax credit (debit) on litigation settlements	£ 95
Interest income (expense)	£ 315
FII GLO
Gains Losses On Litigation Settlements [Line Items]
Number of corporate groups in FII GLO | CorporateGroup	11
Litigation settlement amount, applying prudential judgement	£ 300
Litigation settlement amount received								£ 1,200
Number of payments | payment								2
Tax amount on litigation settlement deduction amount								£ 300
Litigation settlement amount received after tax								£ 900
Settlement payments	£ 44			£ 479	£ 50	£ 50	£ 50
FII GLO | Forecast
Gains Losses On Litigation Settlements [Line Items]
Settlement payments			£ 222
Final repayment made on litigation settlement		£ 43